UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22780

 NAME OF REGISTRANT:                     Cohen & Steers MLP Income
                                         & Energy Opportunity Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 PEMBINA PIPELINE CORPORATION                                                                Agenda Number:  935471223
--------------------------------------------------------------------------------------------------------------------------
        Security:  706327103
    Meeting Type:  Special
    Meeting Date:  29-Jul-2021
          Ticker:  PBA
            ISIN:  CA7063271034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To approve, with or without variation, an                 Mgmt          For                            For
       ordinary resolution, the full text of which
       is set forth in Appendix B to the
       accompanying Joint Management Information
       Circular (the "Circular") of Pembina
       Pipeline Corporation (the "Corporation")
       and Inter Pipeline Ltd. ("Inter Pipeline")
       dated June 29, 2021, authorizing and
       approving the issuance of common shares of
       the Corporation pursuant to an arrangement
       under section 193 of the Business
       Corporations Act (Alberta) involving Inter
       Pipeline, the holders of common shares of
       Inter Pipeline and the Corporation, as more
       particularly described in the Circular.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers MLP Income & Energy Opportunity Fund, Inc.
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/18/2022